Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul 31, 2011
Registrant Name	dei_EntityRegistrantName	TARGET ASSET ALLOCATION FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001067442
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Sep 30, 2011
Prospectus Date	rr_ProspectusDate	Sep 30, 2011

TARGET CONSERVATIVE ALLOCATION FUND
SUMMARY: CONSERVATIVE ALLOCATION FUND
INVESTMENT OBJECTIVE
The investment objective of the Fund is to seek to provide current income and reasonable level of capital appreciation.
FUND FEES AND EXPENSES

The tables below describe the sales charges, fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and an eligible group of investors purchase, or agree to purchase in the future,  $25,000 or more in shares of the Fund or other funds in the Prudential Investments family of funds. More information about these discounts is available from your financial professional and is explained in Reducing or Waiving Class A's Initial Sales Charge on page 52 of the Fund's Prospectus and in the Fund's Statement of Additional Information (SAI), in Rights of Accumulation on page 68.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - TARGET CONSERVATIVE ALLOCATION FUND (USD $)	Class A	Class B	Class C	Class M	Class R	Class X	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.50%	none	none	none	none	none	none
Maximum deferred sales charge (load)	1.00%	5.00%	1.00%	6.00%	none	6.00%	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	none	none	none	none	none	none	none
Redemption fee	none	none	none	none	none	none	none
Exchange fee	none	none	none	none	none	none	none
Maximum account fee (accounts under $2,500)	15	15	15	15	none	15	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - TARGET CONSERVATIVE ALLOCATION FUND	Class A	Class B	Class C	Class M	Class R	Class X	Class Z
Management fees	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
+ Distribution and service (12b-1) fees	0.30%	1.00%	1.00%	1.00%	0.75%	1.00%	none
+ Other expenses	0.53%	0.53%	0.53%	0.53%	0.53%	0.53%	0.53%
= Total annual Fund operating expenses	1.58%	2.28%	2.28%	2.28%	2.03%	2.28%	1.28%
- Fee waiver or expense reimbursement	(0.05%)	none	none	none	(0.25%)	none	none
= Net annual Fund operating expenses	1.53%	2.28%	2.28%	2.28%	1.78%	2.28%	1.28%

Example.
The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest  $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

If Shares Are Redeemed
Expense Example - TARGET CONSERVATIVE ALLOCATION FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	697	1,017	1,359	2,321
Class B	731	1,012	1,320	2,358
Class C	331	712	1,220	2,615
Class M	831	1,112	1,420	2,440
Class R	181	612	1,070	2,339
Class X	831	1,112	1,520	2,615
Class Z	130	406	702	1,545

If Shares Are Not Redeemed
Expense Example, No Redemption - TARGET CONSERVATIVE ALLOCATION FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	697	1,017	1,359	2,321
Class B	231	712	1,220	2,358
Class C	231	712	1,220	2,615
Class M	231	712	1,220	2,440
Class R	181	612	1,070	2,339
Class X	231	712	1,220	2,615
Class Z	130	406	702	1,545

° The distributor of the Fund has contractually agreed through November 30, 2012 to reduce its distribution and service (12b-1) fees for Class A shares to an annual rate of .25% of the average daily net assets of Class A shares and its distribution and service (12b-1) fees for Class R shares to an annual rate of .50% of the average daily net assets of Class R shares. These waivers may not be terminated prior to November 30, 2012. The decision on whether to renew, modify or terminate the waivers is subject to review by the distributor and the Fund's Board of Trustees.

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 188% of the average value of its portfolio.

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.

The Fund is one of three funds which, together, comprise the Target Asset Allocation Funds. The Funds are designed for investors who want investment professionals to make their asset allocation decisions in light of their personal investment goals and risk tolerance. Each Fund pursues its investment objective by investing in a mix of equity and fixed-income securities appropriate for a particular type of investor. Each Fund may serve as the cornerstone of a larger investment portfolio.

The risk/return balance of each Fund depends upon the proportion of assets it allocates to different types of investments. Higher risk does not always result in higher returns. The Manager (Prudential Investments LLC) has developed an asset allocation strategy for each Fund designed to provide a mix of investment types and styles that is appropriate for investors with conservative, moderate and aggressive investment orientations.

Each Fund has a distinct investment objective and is situated differently along the risk/return spectrum, as illustrated in the following table:
[graphic]

The Target Conservative Allocation Fund may be appropriate for investors, such as those in early retirement, who need to draw income from investments while obtaining a measure of long-term capital growth as a hedge against inflation. The Fund's focus on bonds for greater stability of principal also makes it suitable for conservative investors seeking income and modest growth, especially those concerned about market volatility.

The Manager has contracted with several subadvisers to manage the assets of the Fund. Each subadviser manages a portion of the Fund's assets, focusing on a particular type and style of investing. The Manager monitors the performance of the Fund's subadvisers and allocates the Fund's assets among its subadvisers.

The Manager believes that its asset allocation strategy and multi-subadviser approach will enhance the performance of the Fund and minimize its volatility. First, the Manager has identified a select group of experienced subadvisers. Although each subadviser will focus the management of its Fund segment on a particular type and style of investing, the Manager believes that the combined efforts of several subadvisers will result in a prudently diversified Fund. Secondly, the Manager believes that, at any given time, certain investment types and styles will generate higher returns than others. Accordingly, the Manager believes that diversifying the Fund among a variety of investment types and styles will reduce volatility relative to the price movements of a single asset class.

Please see How the Funds Invest in this Prospectus for specific information on each subadviser, the Fund segments managed by each subadviser and the allocations among subadvisers as a percentage of long-term investments. The allocations among subadvisers are reviewed by the Manager periodically, and the allocations among subadvisers may be altered or adjusted by the Manager without prior notice to shareholders. Such adjustments will be reflected in an annual update to this Prospectus.

In response to market developments, the Manager may rebalance the allocation of the Fund's assets or may add or eliminate Fund segments in accordance with the Fund's investment objective and the investment policies of the Fund.

Principal Risks of Investing in the Fund.

All investments have risks to some degree. Please remember that an investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.

Recent Market Events. The equity and debt capital markets in the United States and internationally have experienced unprecedented volatility. This financial crisis has caused a significant decline in the value and liquidity of many securities. This environment could make identifying investment risks and opportunities especially difficult for the subadvisers. These market conditions may continue or get worse. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the United States calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be known for some time.

Risk of Increase in Expenses. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

Market Risk for Common Stocks. Since the Fund invests in common stocks, there is the risk that the price of a particular stock owned by the Fund could go down. Generally, the stock price of large companies is more stable than the stock price of smaller companies, but this is not always the case. In addition to an individual stock losing value, the value of a market sector or of the equity market as a whole could go down. In addition, different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Small- and Medium-Size Company Risk. The Fund invests in stocks of small-size ("small-cap") companies. In addition, each of the subadvisers that invests in stocks may from time to time invest in stocks of medium-size ("mid-cap") companies. Mid-cap companies are similar to those found in the Russell MidCap Index, a market capitalization weighted index of common stocks designed to track the performance of mid-cap companies. Small- and mid-cap companies usually offer a smaller range of products and services than larger companies. They may also have limited financial resources and may lack management depth. As a result, the prices of stocks issued by small- and mid-cap companies tend to fluctuate more than the stocks of larger, more established companies.

Style Risk. Since some of the Fund segments focus on either a growth or value style, there is the risk that a particular style may be out of favor for a period of time.

Political Developments. Political developments may adversely affect the value of the Fund's foreign securities.

Foreign Market Risk. Investing in foreign securities involves more risk than investing in securities of U.S. issuers. Foreign markets—especially emerging markets—tend to be more volatile than U.S. markets and are generally not subject to regulatory requirements comparable to those in the U.S.

Currency Risk. Changes in currency exchange rates may affect the value of foreign securities held by the Fund and the amount of income available for distribution. If a foreign currency grows weaker relative to the U.S. dollar, the value of securities denominated in that foreign currency generally decreases in terms of U.S. dollars. If the Fund does not correctly anticipate changes in exchange rates, certain hedging activities may also cause the Fund to lose money and reduce the amount of income available for distribution.

Derivatives Risk. The Fund may use derivatives including swaps, options and futures as a principal investment strategy to improve its returns or to protect its assets. When used for hedging purposes, derivatives may not fully offset or match the Fund's underlying positions and this could result in losses to the Fund that would not otherwise have occurred.

Leverage Risk. The Fund may borrow from banks or through reverse repurchase agreements and dollar rolls to take advantage of investment opportunities. This is known as using "leverage." If the Fund borrows money to purchase securities and those securities decline in value, then the value of the Fund's shares will decline faster than if the Fund were not leveraged.

Management Risk. Actively managed mutual funds are subject to management risk. The subadvisers will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these techniques will produce the desired results. Additionally, the securities selected by the subadvisers may underperform the markets in general, the Fund's benchmark and other mutual funds with similar investment objectives.

Liquidity Risk. The risk that the Fund may invest to a greater degree in securities that trade in lower volumes and may make investments that may be less liquid than other investments. Also, the risk that the Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the security at all. An inability to sell a portfolio position can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities.

Interest Rate Risk. Debt obligations with longer maturities typically offer higher yields, but are subject to greater price shifts as a result of interest rate changes than debt obligations with shorter maturities. The prices of debt obligations generally move in the opposite direction to that of market interest rates.

Market Riskfor Debt Obligations. Debt obligations are subject to market risk, which is the possibility that the market value of an investment may move up or down and that its movement may occur quickly or unpredictably. Market risk may affect an industry, a sector or the entire market.

Credit Risk. The debt obligations in which the Fund invests are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due. The Fund may invest in below-investment-grade securities—also known as "junk bonds"—which have a higher risk of default and tend to be less liquid than higher-rated securities. The Fund may also invest in debt obligations of foreign issuers. Investing in foreign securities presents additional risks.

Prepayment Risk. The Fund may invest in mortgage-related securities and asset-backed securities, which are subject to prepayment risk. If these securities are prepaid, the Fund may have to replace them with lower-yielding securities. Stripped mortgage-backed securities are generally more sensitive to changes in prepayment and interest rates than other mortgage-related securities.

Portfolio Turnover Risk. The length of time the Fund has held a particular security is not generally a consideration in investment decisions. Under certain market conditions, the Fund's turnover rate may be higher than that of other mutual funds. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. These transactions may result in realization of taxable capital gains. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund's investment performance.

For more information on the risks of investing in this Fund, please see How the Fund Invests—Investment Risks in the Prospectus and Investment Risks and Considerations in the SAI.

The Fund's Past Performance.

The following bar chart shows the Fund's performance for the indicated share class for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The bar chart and Average Annual Total Returns table demonstrate the risk of investing in the Fund by showing how returns can change from year to year and by showing how the Fund's average annual total returns for the share class compare with a broad-based securities market index and a group of similar mutual funds.

Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future.Updated Fund performance information is available online at www.prudentialfunds.com.

Annual Total Returns % (Class A Shares)[1]

[1]	These annual total returns do not include sales charges. The return for Class A shares from 1/1/11���6/30/11 was 3.52%.

Best Quarter:		Worst Quarter:
9.80%	3rd Quarter 2009	-7.94%	4th Quarter 2008

Average Annual Total Returns % (as of 12-31-10)
Average Annual Total Returns - TARGET CONSERVATIVE ALLOCATION FUND	One Year	Five Years	Ten Years	Since Inception	Inception Date
Class B	4.58%	3.01%	3.85%
Class C	8.58%	3.18%	3.85%
Class M	3.70%	2.86%		3.79%	Oct 4, 2004
Class R	10.15%	3.72%		4.44%	Oct 4, 2004
Class X	3.58%	2.73%		3.70%	Oct 4, 2004
Class Z	10.76%	4.24%	4.90%
Class A	4.40%	2.80%	4.04%
Class A Return After Taxes on Distributions	3.89%	1.59%	2.74%
Class A Return After Taxes on Distribution and Sale of Fund Shares	3.00%	1.82%	2.82%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.08%	2.29%	1.42%
Customized Blend Index (reflects no deduction for fees, expenses or taxes)	11.16%	4.99%	4.74%
Lipper Average (reflects no deduction for fees, expenses or taxes)	9.67%	3.92%	3.85%

° After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares. After-tax returns for other classes will vary due to differing sales charges and expenses.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TARGET ASSET ALLOCATION FUNDS
Prospectus Date	rr_ProspectusDate	Sep 30, 2011
TARGET CONSERVATIVE ALLOCATION FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $2,500)	rr_MaximumAccountFee	15
Management fees	rr_ManagementFeesOverAssets	0.75%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
+ Other expenses	rr_OtherExpensesOverAssets	0.53%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	1.58%
- Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	1.53%
1 Year	rr_ExpenseExampleYear01	697
3 Years	rr_ExpenseExampleYear03	1,017
5 Years	rr_ExpenseExampleYear05	1,359
10 Years	rr_ExpenseExampleYear10	2,321
1 Year	rr_ExpenseExampleNoRedemptionYear01	697
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,017
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,359
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,321
Annual Return 2001	rr_AnnualReturn2001	2.51%	[1]
Annual Return 2002	rr_AnnualReturn2002	(7.59%)	[1]
Annual Return 2003	rr_AnnualReturn2003	20.08%	[1]
Annual Return 2004	rr_AnnualReturn2004	8.76%	[1]
Annual Return 2005	rr_AnnualReturn2005	4.55%	[1]
Annual Return 2006	rr_AnnualReturn2006	7.02%	[1]
Annual Return 2007	rr_AnnualReturn2007	6.93%	[1]
Annual Return 2008	rr_AnnualReturn2008	(18.27%)	[1]
Annual Return 2009	rr_AnnualReturn2009	17.62%	[1]
Annual Return 2010	rr_AnnualReturn2010	10.47%	[1]
Year to Date Return, Label	rr_YearToDateReturnLabel	The return for Class A shares from 1/1/11-6/30/11
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.52%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.80%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.94%)
One Year	rr_AverageAnnualReturnYear01	4.40%
Five Years	rr_AverageAnnualReturnYear05	2.80%
Ten Years	rr_AverageAnnualReturnYear10	4.04%
Since Inception	rr_AverageAnnualReturnSinceInception
TARGET CONSERVATIVE ALLOCATION FUND | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	3.89%
Five Years	rr_AverageAnnualReturnYear05	1.59%
Ten Years	rr_AverageAnnualReturnYear10	2.74%
Since Inception	rr_AverageAnnualReturnSinceInception
TARGET CONSERVATIVE ALLOCATION FUND | Class A | Return After Taxes on Distribution and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	3.00%
Five Years	rr_AverageAnnualReturnYear05	1.82%
Ten Years	rr_AverageAnnualReturnYear10	2.82%
Since Inception	rr_AverageAnnualReturnSinceInception
TARGET CONSERVATIVE ALLOCATION FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $2,500)	rr_MaximumAccountFee	15
Management fees	rr_ManagementFeesOverAssets	0.75%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
+ Other expenses	rr_OtherExpensesOverAssets	0.53%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	2.28%
- Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	2.28%
1 Year	rr_ExpenseExampleYear01	731
3 Years	rr_ExpenseExampleYear03	1,012
5 Years	rr_ExpenseExampleYear05	1,320
10 Years	rr_ExpenseExampleYear10	2,358
1 Year	rr_ExpenseExampleNoRedemptionYear01	231
3 Years	rr_ExpenseExampleNoRedemptionYear03	712
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,220
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,358
One Year	rr_AverageAnnualReturnYear01	4.58%
Five Years	rr_AverageAnnualReturnYear05	3.01%
Ten Years	rr_AverageAnnualReturnYear10	3.85%
Since Inception	rr_AverageAnnualReturnSinceInception
TARGET CONSERVATIVE ALLOCATION FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $2,500)	rr_MaximumAccountFee	15
Management fees	rr_ManagementFeesOverAssets	0.75%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
+ Other expenses	rr_OtherExpensesOverAssets	0.53%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	2.28%
- Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	2.28%
1 Year	rr_ExpenseExampleYear01	331
3 Years	rr_ExpenseExampleYear03	712
5 Years	rr_ExpenseExampleYear05	1,220
10 Years	rr_ExpenseExampleYear10	2,615
1 Year	rr_ExpenseExampleNoRedemptionYear01	231
3 Years	rr_ExpenseExampleNoRedemptionYear03	712
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,220
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,615
One Year	rr_AverageAnnualReturnYear01	8.58%
Five Years	rr_AverageAnnualReturnYear05	3.18%
Ten Years	rr_AverageAnnualReturnYear10	3.85%
Since Inception	rr_AverageAnnualReturnSinceInception
TARGET CONSERVATIVE ALLOCATION FUND | Class M
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	6.00%
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $2,500)	rr_MaximumAccountFee	15
Management fees	rr_ManagementFeesOverAssets	0.75%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
+ Other expenses	rr_OtherExpensesOverAssets	0.53%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	2.28%
- Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	2.28%
1 Year	rr_ExpenseExampleYear01	831
3 Years	rr_ExpenseExampleYear03	1,112
5 Years	rr_ExpenseExampleYear05	1,420
10 Years	rr_ExpenseExampleYear10	2,440
1 Year	rr_ExpenseExampleNoRedemptionYear01	231
3 Years	rr_ExpenseExampleNoRedemptionYear03	712
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,220
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,440
One Year	rr_AverageAnnualReturnYear01	3.70%
Five Years	rr_AverageAnnualReturnYear05	2.86%
Ten Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	3.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 4, 2004
TARGET CONSERVATIVE ALLOCATION FUND | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $2,500)	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.75%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
+ Other expenses	rr_OtherExpensesOverAssets	0.53%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	2.03%
- Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	1.78%
1 Year	rr_ExpenseExampleYear01	181
3 Years	rr_ExpenseExampleYear03	612
5 Years	rr_ExpenseExampleYear05	1,070
10 Years	rr_ExpenseExampleYear10	2,339
1 Year	rr_ExpenseExampleNoRedemptionYear01	181
3 Years	rr_ExpenseExampleNoRedemptionYear03	612
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,070
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,339
One Year	rr_AverageAnnualReturnYear01	10.15%
Five Years	rr_AverageAnnualReturnYear05	3.72%
Ten Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	4.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 4, 2004
TARGET CONSERVATIVE ALLOCATION FUND | Class X
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	6.00%
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $2,500)	rr_MaximumAccountFee	15
Management fees	rr_ManagementFeesOverAssets	0.75%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
+ Other expenses	rr_OtherExpensesOverAssets	0.53%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	2.28%
- Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	2.28%
1 Year	rr_ExpenseExampleYear01	831
3 Years	rr_ExpenseExampleYear03	1,112
5 Years	rr_ExpenseExampleYear05	1,520
10 Years	rr_ExpenseExampleYear10	2,615
1 Year	rr_ExpenseExampleNoRedemptionYear01	231
3 Years	rr_ExpenseExampleNoRedemptionYear03	712
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,220
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,615
One Year	rr_AverageAnnualReturnYear01	3.58%
Five Years	rr_AverageAnnualReturnYear05	2.73%
Ten Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	3.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 4, 2004
TARGET CONSERVATIVE ALLOCATION FUND | Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $2,500)	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.75%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
+ Other expenses	rr_OtherExpensesOverAssets	0.53%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	1.28%
- Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	1.28%
1 Year	rr_ExpenseExampleYear01	130
3 Years	rr_ExpenseExampleYear03	406
5 Years	rr_ExpenseExampleYear05	702
10 Years	rr_ExpenseExampleYear10	1,545
1 Year	rr_ExpenseExampleNoRedemptionYear01	130
3 Years	rr_ExpenseExampleNoRedemptionYear03	406
5 Years	rr_ExpenseExampleNoRedemptionYear05	702
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,545
One Year	rr_AverageAnnualReturnYear01	10.76%
Five Years	rr_AverageAnnualReturnYear05	4.24%
Ten Years	rr_AverageAnnualReturnYear10	4.90%
Since Inception	rr_AverageAnnualReturnSinceInception
TARGET CONSERVATIVE ALLOCATION FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY: CONSERVATIVE ALLOCATION FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is to seek to provide current income and reasonable level of capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The tables below describe the sales charges, fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and an eligible group of investors purchase, or agree to purchase in the future,  $25,000 or more in shares of the Fund or other funds in the Prudential Investments family of funds. More information about these discounts is available from your financial professional and is explained in Reducing or Waiving Class A's Initial Sales Charge on page 52 of the Fund's Prospectus and in the Fund's Statement of Additional Information (SAI), in Rights of Accumulation on page 68.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 188% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	188.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and an eligible group of investors purchase, or agree to purchase in the future, $25,000 or more in shares of the Fund or other funds in the Prudential Investments family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest  $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares Are Redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares Are Not Redeemed
Expense Example Footnotes [Text Block]	rr_ExpenseExampleFootnotesTextBlock
° The distributor of the Fund has contractually agreed through November 30, 2012 to reduce its distribution and service (12b-1) fees for Class A shares to an annual rate of .25% of the average daily net assets of Class A shares and its distribution and service (12b-1) fees for Class R shares to an annual rate of .50% of the average daily net assets of Class R shares. These waivers may not be terminated prior to November 30, 2012. The decision on whether to renew, modify or terminate the waivers is subject to review by the distributor and the Fund's Board of Trustees.

Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is one of three funds which, together, comprise the Target Asset Allocation Funds. The Funds are designed for investors who want investment professionals to make their asset allocation decisions in light of their personal investment goals and risk tolerance. Each Fund pursues its investment objective by investing in a mix of equity and fixed-income securities appropriate for a particular type of investor. Each Fund may serve as the cornerstone of a larger investment portfolio.

The risk/return balance of each Fund depends upon the proportion of assets it allocates to different types of investments. Higher risk does not always result in higher returns. The Manager (Prudential Investments LLC) has developed an asset allocation strategy for each Fund designed to provide a mix of investment types and styles that is appropriate for investors with conservative, moderate and aggressive investment orientations.

Each Fund has a distinct investment objective and is situated differently along the risk/return spectrum, as illustrated in the following table:
[graphic]

The Target Conservative Allocation Fund may be appropriate for investors, such as those in early retirement, who need to draw income from investments while obtaining a measure of long-term capital growth as a hedge against inflation. The Fund's focus on bonds for greater stability of principal also makes it suitable for conservative investors seeking income and modest growth, especially those concerned about market volatility.

The Manager has contracted with several subadvisers to manage the assets of the Fund. Each subadviser manages a portion of the Fund's assets, focusing on a particular type and style of investing. The Manager monitors the performance of the Fund's subadvisers and allocates the Fund's assets among its subadvisers.

The Manager believes that its asset allocation strategy and multi-subadviser approach will enhance the performance of the Fund and minimize its volatility. First, the Manager has identified a select group of experienced subadvisers. Although each subadviser will focus the management of its Fund segment on a particular type and style of investing, the Manager believes that the combined efforts of several subadvisers will result in a prudently diversified Fund. Secondly, the Manager believes that, at any given time, certain investment types and styles will generate higher returns than others. Accordingly, the Manager believes that diversifying the Fund among a variety of investment types and styles will reduce volatility relative to the price movements of a single asset class.

Please see How the Funds Invest in this Prospectus for specific information on each subadviser, the Fund segments managed by each subadviser and the allocations among subadvisers as a percentage of long-term investments. The allocations among subadvisers are reviewed by the Manager periodically, and the allocations among subadvisers may be altered or adjusted by the Manager without prior notice to shareholders. Such adjustments will be reflected in an annual update to this Prospectus.

In response to market developments, the Manager may rebalance the allocation of the Fund's assets or may add or eliminate Fund segments in accordance with the Fund's investment objective and the investment policies of the Fund.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments have risks to some degree. Please remember that an investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.

Recent Market Events. The equity and debt capital markets in the United States and internationally have experienced unprecedented volatility. This financial crisis has caused a significant decline in the value and liquidity of many securities. This environment could make identifying investment risks and opportunities especially difficult for the subadvisers. These market conditions may continue or get worse. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the United States calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be known for some time.

Risk of Increase in Expenses. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

Market Risk for Common Stocks. Since the Fund invests in common stocks, there is the risk that the price of a particular stock owned by the Fund could go down. Generally, the stock price of large companies is more stable than the stock price of smaller companies, but this is not always the case. In addition to an individual stock losing value, the value of a market sector or of the equity market as a whole could go down. In addition, different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Small- and Medium-Size Company Risk. The Fund invests in stocks of small-size ("small-cap") companies. In addition, each of the subadvisers that invests in stocks may from time to time invest in stocks of medium-size ("mid-cap") companies. Mid-cap companies are similar to those found in the Russell MidCap Index, a market capitalization weighted index of common stocks designed to track the performance of mid-cap companies. Small- and mid-cap companies usually offer a smaller range of products and services than larger companies. They may also have limited financial resources and may lack management depth. As a result, the prices of stocks issued by small- and mid-cap companies tend to fluctuate more than the stocks of larger, more established companies.

Style Risk. Since some of the Fund segments focus on either a growth or value style, there is the risk that a particular style may be out of favor for a period of time.

Political Developments. Political developments may adversely affect the value of the Fund's foreign securities.

Foreign Market Risk. Investing in foreign securities involves more risk than investing in securities of U.S. issuers. Foreign markets—especially emerging markets—tend to be more volatile than U.S. markets and are generally not subject to regulatory requirements comparable to those in the U.S.

Currency Risk. Changes in currency exchange rates may affect the value of foreign securities held by the Fund and the amount of income available for distribution. If a foreign currency grows weaker relative to the U.S. dollar, the value of securities denominated in that foreign currency generally decreases in terms of U.S. dollars. If the Fund does not correctly anticipate changes in exchange rates, certain hedging activities may also cause the Fund to lose money and reduce the amount of income available for distribution.

Derivatives Risk. The Fund may use derivatives including swaps, options and futures as a principal investment strategy to improve its returns or to protect its assets. When used for hedging purposes, derivatives may not fully offset or match the Fund's underlying positions and this could result in losses to the Fund that would not otherwise have occurred.

Leverage Risk. The Fund may borrow from banks or through reverse repurchase agreements and dollar rolls to take advantage of investment opportunities. This is known as using "leverage." If the Fund borrows money to purchase securities and those securities decline in value, then the value of the Fund's shares will decline faster than if the Fund were not leveraged.

Management Risk. Actively managed mutual funds are subject to management risk. The subadvisers will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these techniques will produce the desired results. Additionally, the securities selected by the subadvisers may underperform the markets in general, the Fund's benchmark and other mutual funds with similar investment objectives.

Liquidity Risk. The risk that the Fund may invest to a greater degree in securities that trade in lower volumes and may make investments that may be less liquid than other investments. Also, the risk that the Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the security at all. An inability to sell a portfolio position can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities.

Interest Rate Risk. Debt obligations with longer maturities typically offer higher yields, but are subject to greater price shifts as a result of interest rate changes than debt obligations with shorter maturities. The prices of debt obligations generally move in the opposite direction to that of market interest rates.

Market Riskfor Debt Obligations. Debt obligations are subject to market risk, which is the possibility that the market value of an investment may move up or down and that its movement may occur quickly or unpredictably. Market risk may affect an industry, a sector or the entire market.

Credit Risk. The debt obligations in which the Fund invests are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due. The Fund may invest in below-investment-grade securities—also known as "junk bonds"—which have a higher risk of default and tend to be less liquid than higher-rated securities. The Fund may also invest in debt obligations of foreign issuers. Investing in foreign securities presents additional risks.

Prepayment Risk. The Fund may invest in mortgage-related securities and asset-backed securities, which are subject to prepayment risk. If these securities are prepaid, the Fund may have to replace them with lower-yielding securities. Stripped mortgage-backed securities are generally more sensitive to changes in prepayment and interest rates than other mortgage-related securities.

Portfolio Turnover Risk. The length of time the Fund has held a particular security is not generally a consideration in investment decisions. Under certain market conditions, the Fund's turnover rate may be higher than that of other mutual funds. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. These transactions may result in realization of taxable capital gains. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund's investment performance.

For more information on the risks of investing in this Fund, please see How the Fund Invests—Investment Risks in the Prospectus and Investment Risks and Considerations in the SAI.

Risk Lose Money [Text]	rr_RiskLoseMoney	and is subject to investment risks, including possible loss of your original investment.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Please remember that an investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency;
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund's Past Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart shows the Fund's performance for the indicated share class for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The bar chart and Average Annual Total Returns table demonstrate the risk of investing in the Fund by showing how returns can change from year to year and by showing how the Fund's average annual total returns for the share class compare with a broad-based securities market index and a group of similar mutual funds.

Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future.Updated Fund performance information is available online at www.prudentialfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and Average Annual Total Returns table demonstrate the risk of investing in the Fund by showing how returns can change from year to year and by showing how the Fund's average annual total returns for the share class compare with a broad-based securities market index and a group of similar mutual funds.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.prudentialfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns % (Class A Shares)[1]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:		Worst Quarter:
9.80%	3rd Quarter 2009	-7.94%	4th Quarter 2008

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns % (as of 12-31-10)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares. After-tax returns for other classes will vary due to differing sales charges and expenses.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

° After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares. After-tax returns for other classes will vary due to differing sales charges and expenses.

TARGET CONSERVATIVE ALLOCATION FUND | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	15.08%
Five Years	rr_AverageAnnualReturnYear05	2.29%
Ten Years	rr_AverageAnnualReturnYear10	1.42%
Since Inception	rr_AverageAnnualReturnSinceInception
TARGET CONSERVATIVE ALLOCATION FUND | Customized Blend Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	11.16%
Five Years	rr_AverageAnnualReturnYear05	4.99%
Ten Years	rr_AverageAnnualReturnYear10	4.74%
Since Inception	rr_AverageAnnualReturnSinceInception
TARGET CONSERVATIVE ALLOCATION FUND | Lipper Average (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	9.67%
Five Years	rr_AverageAnnualReturnYear05	3.92%
Ten Years	rr_AverageAnnualReturnYear10	3.85%
Since Inception	rr_AverageAnnualReturnSinceInception

[1]	These annual total returns do not include sales charges. The return for Class A shares from 1/1/11���6/30/11 was 3.52%.

TARGET MODERATE ALLOCATION FUND
SUMMARY: MODERATE ALLOCATION FUND
INVESTMENT OBJECTIVE
The investment objective of Fund is to seek to provide capital appreciation and a reasonable level of current income.
FUND FEES AND EXPENSES

The tables below describe the sales charges, fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and an eligible group of investors purchase, or agree to purchase in the future,  $25,000 or more in shares of the Fund or other funds in the Prudential Investments family of funds. More information about these discounts is available from your financial professional and is explained in Reducing or Waiving Class A's Initial Sales Charge on page 52 of the Fund's Prospectus and in the Fund's Statement of Additional Information (SAI), in Rights of Accumulation on page 68.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - TARGET MODERATE ALLOCATION FUND (USD $)	Class A	Class B	Class C	Class M	Class R	Class X	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.50%	none	none	none	none	none	none
Maximum deferred sales charge (load)	1.00%	5.00%	1.00%	6.00%	none	6.00%	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	none	none	none	none	none	none	none
Redemption fee	none	none	none	none	none	none	none
Exchange fee	none	none	none	none	none	none	none
Maximum account fee (accounts under $2,500)	15	15	15	15	none	15	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - TARGET MODERATE ALLOCATION FUND	Class A	Class B	Class C	Class M	Class R	Class X	Class Z
Management fees	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
+ Distribution and service (12b-1) fees	0.30%	1.00%	1.00%	1.00%	0.75%	1.00%	none
+ Other expenses	0.37%	0.37%	0.37%	0.37%	0.37%	0.37%	0.37%
= Total annual Fund operating expenses	1.42%	2.12%	2.12%	2.12%	1.87%	2.12%	1.12%
- Fee waiver or expense reimbursement	(0.05%)	none	none	none	(0.25%)	none	none
= Net annual Fund operating expenses	1.37%	2.12%	2.12%	2.12%	1.62%	2.12%	1.12%

Example.
The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest  $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

If Shares Are Redeemed
Expense Example - TARGET MODERATE ALLOCATION FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	682	970	1,279	2,154
Class B	715	964	1,239	2,190
Class C	315	664	1,139	2,452
Class M	815	1,064	1,339	2,273
Class R	165	564	988	2,170
Class X	815	1,064	1,439	2,452
Class Z	114	356	617	1,363

If Shares Are Not Redeemed
Expense Example, No Redemption - TARGET MODERATE ALLOCATION FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	682	970	1,279	2,154
Class B	215	664	1,139	2,190
Class C	215	664	1,139	2,452
Class M	215	664	1,139	2,273
Class R	165	564	988	2,170
Class X	215	664	1,139	2,452
Class Z	114	356	617	1,363

° The distributor of the Fund has contractually agreed through November 30, 2012 to reduce its distribution and service (12b-1) fees for Class A shares to an annual rate of .25% of the average daily net assets of Class A shares and its distribution and service (12b-1) fees for Class R shares to an annual rate of .50% of the average daily net assets of Class R shares. These waivers may not be terminated prior to November 30, 2012. The decision on whether to renew, modify or terminate the waivers is subject to review by the distributor and the Fund's Board of Trustees.

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 151% of the average value of its portfolio.

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.

The Fund is one of three funds which, together, comprise the Target Asset Allocation Funds. The Funds are designed for investors who want investment professionals to make their asset allocation decisions in light of their personal investment goals and risk tolerance. Each Fund pursues its investment objective by investing in a mix of equity and fixed-income securities appropriate for a particular type of investor. Each Fund may serve as the cornerstone of a larger investment portfolio.

The risk/return balance of each Fund depends upon the proportion of assets it allocates to different types of investments. Higher risk does not always result in higher returns. The Manager (Prudential Investments LLC) has developed an asset allocation strategy for each Fund designed to provide a mix of investment types and styles that is appropriate for investors with conservative, moderate and aggressive investment orientations.

Each Fund has a distinct investment objective and is situated differently along the risk/return spectrum, as illustrated in the following table:

[graphic]

The Target Moderate Allocation Fund may be appropriate for investors looking for a balance of long-term capital growth and current income (e.g., investors in their 50s who are saving on a regular basis for retirement and who plan to retire in their early to mid 60s). The Fund offers a diversified approach to equities for long-term growth, but will normally maintain a substantial component of fixed-income securities to provide current income and a measure of stability.

The Manager has contracted with several subadvisers to manage the assets of the Fund. Each subadviser manages a portion of the Fund's assets, focusing on a particular type and style of investing. The Manager monitors the performance of the Fund's subadvisers and allocates the Fund's assets among its subadvisers.

The Manager believes that its asset allocation strategy and multi-subadviser approach will enhance the performance of the Fund and minimize its volatility. First, the Manager has identified a select group of experienced subadvisers. Although each subadviser will focus the management of its Fund segment on a particular type and style of investing, the Manager believes that the combined efforts of several subadvisers will result in a prudently diversified Fund. Secondly, the Manager believes that, at any given time, certain investment types and styles will generate higher returns than others. Accordingly, the Manager believes that diversifying the Fund among a variety of investment types and styles will reduce volatility relative to the price movements of a single asset class.

Please see How the Funds Invest in this Prospectus for specific information on each subadviser, the Fund segments managed by each subadviser and the allocations among subadvisers as a percentage of long-term investments. The allocations among subadvisers are reviewed by the Manager periodically, and the allocations among subadvisers may be altered or adjusted by the Manager without prior notice to shareholders. Such adjustments will be reflected in an annual update to this Prospectus.

In response to market developments, the Manager may rebalance the allocation of the Fund's assets or may add or eliminate Fund segments in accordance with the Fund's investment objective and the investment policies of the Fund.

Principal Risks of Investing in the Fund.

All investments have risks to some degree. Please remember that an investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.

Recent Market Events. The equity and debt capital markets in the United States and internationally have experienced unprecedented volatility. This financial crisis has caused a significant decline in the value and liquidity of many securities. This environment could make identifying investment risks and opportunities especially difficult for the subadvisers. These market conditions may continue or get worse. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the United States calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be known for some time.

Risk of Increase in Expenses. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

Market Risk for Common Stocks. Since the Fund invests in common stocks, there is the risk that the price of a particular stock owned by the Fund could go down. Generally, the stock price of large companies is more stable than the stock price of smaller companies, but this is not always the case. In addition to an individual stock losing value, the value of a market sector or of the equity market as a whole could go down. In addition, different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Small- and Medium-Size Company Risk. The Fund invests in stocks of small-size ("small-cap") companies. In addition, each of the subadvisers that invests in stocks may from time to time invest in stocks of medium-size ("mid-cap") companies. Mid-cap companies are similar to those found in the Russell MidCap Index, a market capitalization weighted index of common stocks designed to track the performance of mid-cap companies. Small- and mid-cap companies usually offer a smaller range of products and services than larger companies. They may also have limited financial resources and may lack management depth. As a result, the prices of stocks issued by small- and mid-cap companies tend to fluctuate more than the stocks of larger, more established companies.

Style Risk. Since some of the Fund segments focus on either a growth or value style, there is the risk that a particular style may be out of favor for a period of time.

Political Developments. Political developments may adversely affect the value of the Fund's foreign securities.

Foreign Market Risk. Investing in foreign securities involves more risk than investing in securities of U.S. issuers. Foreign markets—especially emerging markets—tend to be more volatile than U.S. markets and are generally not subject to regulatory requirements comparable to those in the U.S.

Currency Risk. Changes in currency exchange rates may affect the value of foreign securities held by the Fund and the amount of income available for distribution. If a foreign currency grows weaker relative to the U.S. dollar, the value of securities denominated in that foreign currency generally decreases in terms of U.S. dollars. If the Fund does not correctly anticipate changes in exchange rates, certain hedging activities may also cause the Fund to lose money and reduce the amount of income available for distribution.

Derivatives Risk. The Fund may use derivatives including swaps, options and futures as a principal investment strategy to improve its returns or to protect its assets. When used for hedging purposes, derivatives may not fully offset or match the Fund's underlying positions and this could result in losses to the Fund that would not otherwise have occurred.

Leverage Risk. The Fund may borrow from banks or through reverse repurchase agreements and dollar rolls to take advantage of investment opportunities. This is known as using "leverage." If the Fund borrows money to purchase securities and those securities decline in value, then the value of the Fund's shares will decline faster than if the Fund were not leveraged.

Management Risk. Actively managed mutual funds are subject to management risk. The subadvisers will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these techniques will produce the desired results. Additionally, the securities selected by the subadvisers may underperform the markets in general, the Fund's benchmark and other mutual funds with similar investment objectives.

Liquidity Risk. The risk that the Fund may invest to a greater degree in securities that trade in lower volumes and may make investments that may be less liquid than other investments. Also, the risk that a Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the security at all. An inability to sell a portfolio position can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities.

Interest Rate Risk. Debt obligations with longer maturities typically offer higher yields, but are subject to greater price shifts as a result of interest rate changes than debt obligations with shorter maturities. The prices of debt obligations generally move in the opposite direction to that of market interest rates.

Market Risk for Debt Obligations. Debt obligations are also subject to market risk, which is the possibility that the market value of an investment may move up or down and that its movement may occur quickly or unpredictably. Market risk may affect an industry, a sector or the entire market.

Credit Risk. The debt obligations in which the Fund invests are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due. The Fund may invest in below-investment-grade securities—also known as "junk bonds"—which have a higher risk of default and tend to be less liquid than higher-rated securities. The Fund may also invest in debt obligations of foreign issuers. Investing in foreign securities presents additional risks.

Prepayment Risk. The Fund may invest in mortgage-related securities and asset-backed securities, which are subject to prepayment risk. If these securities are prepaid, the Fund may have to replace them with lower-yielding securities. Stripped mortgage-backed securities are generally more sensitive to changes in prepayment and interest rates than other mortgage-related securities.

Portfolio Turnover Risk. The length of time the Fund has held a particular security is not generally a consideration in investment decisions. Under certain market conditions, the Fund's turnover rate may be higher than that of other mutual funds. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. These transactions may result in realization of taxable capital gains. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund's investment performance.

For more information on the risks of investing in this Fund, please see How the Fund Invests—Investment Risks in the Prospectus and Investment Risks and Considerations in the SAI.

The Fund's Past Performance.

The following bar chart shows the Fund's performance for the indicated share class for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The bar chart and Average Annual Total Returns table demonstrate the risk of investing in the Fund by showing how returns can change from year to year and by showing how the Fund's average annual total returns for the share class compare with a broad-based securities market index and a group of similar mutual funds.

Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Updated Fund performance information is available online at www.prudentialfunds.com.

Annual Total Returns % (Class A Shares)[1]

[1]	These annual total returns do not include sales charges. The return for Class A shares from 1/1/11���6/30/11 was 4.28%.

Best Quarter:		Worst Quarter:
12.96%	2nd Quarter 2003	-13.86%	4th Quarter 2008

Average Annual Total Returns % (as of 12-31-10)
Average Annual Total Returns - TARGET MODERATE ALLOCATION FUND	One Year	Five Years	Ten Years	Since Inception	Inception Date
Class B	5.88%	2.01%	2.93%
Class C	9.89%	2.16%	2.92%
Class M	4.80%	1.85%		3.69%	Oct 4, 2004
Class R	11.40%	2.68%		4.34%	Oct 4, 2004
Class X	5.66%	1.82%		3.72%	Oct 4, 2004
Class Z	12.02%	3.21%	3.95%
Class A	5.52%	1.80%	3.12%
Class A Return After Taxes on Distributions	5.38%	0.91%	2.33%
Class A Return After Taxes on Distribution and Sale of Fund Shares	3.76%	1.30%	2.45%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.08%	2.29%	1.42%
Customized Blend Index (reflects no deduction for fees, expenses or taxes)	12.61%	4.22%	4.02%
Lipper Average (reflects no deduction for fees, expenses or taxes)	12.78%	3.32%	3.13%

° After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares. After-tax returns for other classes will vary due to differing sales charges and expenses.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TARGET ASSET ALLOCATION FUNDS
Prospectus Date	rr_ProspectusDate	Sep 30, 2011
TARGET MODERATE ALLOCATION FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $2,500)	rr_MaximumAccountFee	15
Management fees	rr_ManagementFeesOverAssets	0.75%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
+ Other expenses	rr_OtherExpensesOverAssets	0.37%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	1.42%
- Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	1.37%
1 Year	rr_ExpenseExampleYear01	682
3 Years	rr_ExpenseExampleYear03	970
5 Years	rr_ExpenseExampleYear05	1,279
10 Years	rr_ExpenseExampleYear10	2,154
1 Year	rr_ExpenseExampleNoRedemptionYear01	682
3 Years	rr_ExpenseExampleNoRedemptionYear03	970
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,279
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,154
Annual Return 2001	rr_AnnualReturn2001	(4.39%)	[1]
Annual Return 2002	rr_AnnualReturn2002	(13.41%)	[1]
Annual Return 2003	rr_AnnualReturn2003	26.42%	[1]
Annual Return 2004	rr_AnnualReturn2004	11.20%	[1]
Annual Return 2005	rr_AnnualReturn2005	6.82%	[1]
Annual Return 2006	rr_AnnualReturn2006	12.10%	[1]
Annual Return 2007	rr_AnnualReturn2007	7.11%	[1]
Annual Return 2008	rr_AnnualReturn2008	(28.52%)	[1]
Annual Return 2009	rr_AnnualReturn2009	20.69%	[1]
Annual Return 2010	rr_AnnualReturn2010	11.66%	[1]
Year to Date Return, Label	rr_YearToDateReturnLabel	The return for Class A shares from 1/1/11-6/30/11
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.28%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.96%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.86%)
One Year	rr_AverageAnnualReturnYear01	5.52%
Five Years	rr_AverageAnnualReturnYear05	1.80%
Ten Years	rr_AverageAnnualReturnYear10	3.12%
Since Inception	rr_AverageAnnualReturnSinceInception
TARGET MODERATE ALLOCATION FUND | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	5.38%
Five Years	rr_AverageAnnualReturnYear05	0.91%
Ten Years	rr_AverageAnnualReturnYear10	2.33%
Since Inception	rr_AverageAnnualReturnSinceInception
TARGET MODERATE ALLOCATION FUND | Class A | Return After Taxes on Distribution and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	3.76%
Five Years	rr_AverageAnnualReturnYear05	1.30%
Ten Years	rr_AverageAnnualReturnYear10	2.45%
Since Inception	rr_AverageAnnualReturnSinceInception
TARGET MODERATE ALLOCATION FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $2,500)	rr_MaximumAccountFee	15
Management fees	rr_ManagementFeesOverAssets	0.75%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
+ Other expenses	rr_OtherExpensesOverAssets	0.37%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	2.12%
- Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	2.12%
1 Year	rr_ExpenseExampleYear01	715
3 Years	rr_ExpenseExampleYear03	964
5 Years	rr_ExpenseExampleYear05	1,239
10 Years	rr_ExpenseExampleYear10	2,190
1 Year	rr_ExpenseExampleNoRedemptionYear01	215
3 Years	rr_ExpenseExampleNoRedemptionYear03	664
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,139
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,190
One Year	rr_AverageAnnualReturnYear01	5.88%
Five Years	rr_AverageAnnualReturnYear05	2.01%
Ten Years	rr_AverageAnnualReturnYear10	2.93%
Since Inception	rr_AverageAnnualReturnSinceInception
TARGET MODERATE ALLOCATION FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $2,500)	rr_MaximumAccountFee	15
Management fees	rr_ManagementFeesOverAssets	0.75%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
+ Other expenses	rr_OtherExpensesOverAssets	0.37%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	2.12%
- Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	2.12%
1 Year	rr_ExpenseExampleYear01	315
3 Years	rr_ExpenseExampleYear03	664
5 Years	rr_ExpenseExampleYear05	1,139
10 Years	rr_ExpenseExampleYear10	2,452
1 Year	rr_ExpenseExampleNoRedemptionYear01	215
3 Years	rr_ExpenseExampleNoRedemptionYear03	664
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,139
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,452
One Year	rr_AverageAnnualReturnYear01	9.89%
Five Years	rr_AverageAnnualReturnYear05	2.16%
Ten Years	rr_AverageAnnualReturnYear10	2.92%
Since Inception	rr_AverageAnnualReturnSinceInception
TARGET MODERATE ALLOCATION FUND | Class M
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	6.00%
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $2,500)	rr_MaximumAccountFee	15
Management fees	rr_ManagementFeesOverAssets	0.75%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
+ Other expenses	rr_OtherExpensesOverAssets	0.37%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	2.12%
- Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	2.12%
1 Year	rr_ExpenseExampleYear01	815
3 Years	rr_ExpenseExampleYear03	1,064
5 Years	rr_ExpenseExampleYear05	1,339
10 Years	rr_ExpenseExampleYear10	2,273
1 Year	rr_ExpenseExampleNoRedemptionYear01	215
3 Years	rr_ExpenseExampleNoRedemptionYear03	664
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,139
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,273
One Year	rr_AverageAnnualReturnYear01	4.80%
Five Years	rr_AverageAnnualReturnYear05	1.85%
Ten Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	3.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 4, 2004
TARGET MODERATE ALLOCATION FUND | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $2,500)	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.75%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
+ Other expenses	rr_OtherExpensesOverAssets	0.37%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	1.87%
- Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	1.62%
1 Year	rr_ExpenseExampleYear01	165
3 Years	rr_ExpenseExampleYear03	564
5 Years	rr_ExpenseExampleYear05	988
10 Years	rr_ExpenseExampleYear10	2,170
1 Year	rr_ExpenseExampleNoRedemptionYear01	165
3 Years	rr_ExpenseExampleNoRedemptionYear03	564
5 Years	rr_ExpenseExampleNoRedemptionYear05	988
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,170
One Year	rr_AverageAnnualReturnYear01	11.40%
Five Years	rr_AverageAnnualReturnYear05	2.68%
Ten Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	4.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 4, 2004
TARGET MODERATE ALLOCATION FUND | Class X
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	6.00%
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $2,500)	rr_MaximumAccountFee	15
Management fees	rr_ManagementFeesOverAssets	0.75%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
+ Other expenses	rr_OtherExpensesOverAssets	0.37%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	2.12%
- Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	2.12%
1 Year	rr_ExpenseExampleYear01	815
3 Years	rr_ExpenseExampleYear03	1,064
5 Years	rr_ExpenseExampleYear05	1,439
10 Years	rr_ExpenseExampleYear10	2,452
1 Year	rr_ExpenseExampleNoRedemptionYear01	215
3 Years	rr_ExpenseExampleNoRedemptionYear03	664
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,139
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,452
One Year	rr_AverageAnnualReturnYear01	5.66%
Five Years	rr_AverageAnnualReturnYear05	1.82%
Ten Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	3.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 4, 2004
TARGET MODERATE ALLOCATION FUND | Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $2,500)	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.75%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
+ Other expenses	rr_OtherExpensesOverAssets	0.37%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	1.12%
- Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	1.12%
1 Year	rr_ExpenseExampleYear01	114
3 Years	rr_ExpenseExampleYear03	356
5 Years	rr_ExpenseExampleYear05	617
10 Years	rr_ExpenseExampleYear10	1,363
1 Year	rr_ExpenseExampleNoRedemptionYear01	114
3 Years	rr_ExpenseExampleNoRedemptionYear03	356
5 Years	rr_ExpenseExampleNoRedemptionYear05	617
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,363
One Year	rr_AverageAnnualReturnYear01	12.02%
Five Years	rr_AverageAnnualReturnYear05	3.21%
Ten Years	rr_AverageAnnualReturnYear10	3.95%
Since Inception	rr_AverageAnnualReturnSinceInception
TARGET MODERATE ALLOCATION FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY: MODERATE ALLOCATION FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of Fund is to seek to provide capital appreciation and a reasonable level of current income.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The tables below describe the sales charges, fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and an eligible group of investors purchase, or agree to purchase in the future,  $25,000 or more in shares of the Fund or other funds in the Prudential Investments family of funds. More information about these discounts is available from your financial professional and is explained in Reducing or Waiving Class A's Initial Sales Charge on page 52 of the Fund's Prospectus and in the Fund's Statement of Additional Information (SAI), in Rights of Accumulation on page 68.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 151% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	151.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and an eligible group of investors purchase, or agree to purchase in the future, $25,000 or more in shares of the Fund or other funds in the Prudential Investments family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest  $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares Are Redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares Are Not Redeemed
Expense Example Footnotes [Text Block]	rr_ExpenseExampleFootnotesTextBlock
° The distributor of the Fund has contractually agreed through November 30, 2012 to reduce its distribution and service (12b-1) fees for Class A shares to an annual rate of .25% of the average daily net assets of Class A shares and its distribution and service (12b-1) fees for Class R shares to an annual rate of .50% of the average daily net assets of Class R shares. These waivers may not be terminated prior to November 30, 2012. The decision on whether to renew, modify or terminate the waivers is subject to review by the distributor and the Fund's Board of Trustees.

Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is one of three funds which, together, comprise the Target Asset Allocation Funds. The Funds are designed for investors who want investment professionals to make their asset allocation decisions in light of their personal investment goals and risk tolerance. Each Fund pursues its investment objective by investing in a mix of equity and fixed-income securities appropriate for a particular type of investor. Each Fund may serve as the cornerstone of a larger investment portfolio.

The risk/return balance of each Fund depends upon the proportion of assets it allocates to different types of investments. Higher risk does not always result in higher returns. The Manager (Prudential Investments LLC) has developed an asset allocation strategy for each Fund designed to provide a mix of investment types and styles that is appropriate for investors with conservative, moderate and aggressive investment orientations.

Each Fund has a distinct investment objective and is situated differently along the risk/return spectrum, as illustrated in the following table:

[graphic]

The Target Moderate Allocation Fund may be appropriate for investors looking for a balance of long-term capital growth and current income (e.g., investors in their 50s who are saving on a regular basis for retirement and who plan to retire in their early to mid 60s). The Fund offers a diversified approach to equities for long-term growth, but will normally maintain a substantial component of fixed-income securities to provide current income and a measure of stability.

The Manager has contracted with several subadvisers to manage the assets of the Fund. Each subadviser manages a portion of the Fund's assets, focusing on a particular type and style of investing. The Manager monitors the performance of the Fund's subadvisers and allocates the Fund's assets among its subadvisers.

The Manager believes that its asset allocation strategy and multi-subadviser approach will enhance the performance of the Fund and minimize its volatility. First, the Manager has identified a select group of experienced subadvisers. Although each subadviser will focus the management of its Fund segment on a particular type and style of investing, the Manager believes that the combined efforts of several subadvisers will result in a prudently diversified Fund. Secondly, the Manager believes that, at any given time, certain investment types and styles will generate higher returns than others. Accordingly, the Manager believes that diversifying the Fund among a variety of investment types and styles will reduce volatility relative to the price movements of a single asset class.

Please see How the Funds Invest in this Prospectus for specific information on each subadviser, the Fund segments managed by each subadviser and the allocations among subadvisers as a percentage of long-term investments. The allocations among subadvisers are reviewed by the Manager periodically, and the allocations among subadvisers may be altered or adjusted by the Manager without prior notice to shareholders. Such adjustments will be reflected in an annual update to this Prospectus.

In response to market developments, the Manager may rebalance the allocation of the Fund's assets or may add or eliminate Fund segments in accordance with the Fund's investment objective and the investment policies of the Fund.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments have risks to some degree. Please remember that an investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.

Recent Market Events. The equity and debt capital markets in the United States and internationally have experienced unprecedented volatility. This financial crisis has caused a significant decline in the value and liquidity of many securities. This environment could make identifying investment risks and opportunities especially difficult for the subadvisers. These market conditions may continue or get worse. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the United States calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be known for some time.

Risk of Increase in Expenses. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

Market Risk for Common Stocks. Since the Fund invests in common stocks, there is the risk that the price of a particular stock owned by the Fund could go down. Generally, the stock price of large companies is more stable than the stock price of smaller companies, but this is not always the case. In addition to an individual stock losing value, the value of a market sector or of the equity market as a whole could go down. In addition, different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Small- and Medium-Size Company Risk. The Fund invests in stocks of small-size ("small-cap") companies. In addition, each of the subadvisers that invests in stocks may from time to time invest in stocks of medium-size ("mid-cap") companies. Mid-cap companies are similar to those found in the Russell MidCap Index, a market capitalization weighted index of common stocks designed to track the performance of mid-cap companies. Small- and mid-cap companies usually offer a smaller range of products and services than larger companies. They may also have limited financial resources and may lack management depth. As a result, the prices of stocks issued by small- and mid-cap companies tend to fluctuate more than the stocks of larger, more established companies.

Style Risk. Since some of the Fund segments focus on either a growth or value style, there is the risk that a particular style may be out of favor for a period of time.

Political Developments. Political developments may adversely affect the value of the Fund's foreign securities.

Foreign Market Risk. Investing in foreign securities involves more risk than investing in securities of U.S. issuers. Foreign markets—especially emerging markets—tend to be more volatile than U.S. markets and are generally not subject to regulatory requirements comparable to those in the U.S.

Currency Risk. Changes in currency exchange rates may affect the value of foreign securities held by the Fund and the amount of income available for distribution. If a foreign currency grows weaker relative to the U.S. dollar, the value of securities denominated in that foreign currency generally decreases in terms of U.S. dollars. If the Fund does not correctly anticipate changes in exchange rates, certain hedging activities may also cause the Fund to lose money and reduce the amount of income available for distribution.

Derivatives Risk. The Fund may use derivatives including swaps, options and futures as a principal investment strategy to improve its returns or to protect its assets. When used for hedging purposes, derivatives may not fully offset or match the Fund's underlying positions and this could result in losses to the Fund that would not otherwise have occurred.

Leverage Risk. The Fund may borrow from banks or through reverse repurchase agreements and dollar rolls to take advantage of investment opportunities. This is known as using "leverage." If the Fund borrows money to purchase securities and those securities decline in value, then the value of the Fund's shares will decline faster than if the Fund were not leveraged.

Management Risk. Actively managed mutual funds are subject to management risk. The subadvisers will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these techniques will produce the desired results. Additionally, the securities selected by the subadvisers may underperform the markets in general, the Fund's benchmark and other mutual funds with similar investment objectives.

Liquidity Risk. The risk that the Fund may invest to a greater degree in securities that trade in lower volumes and may make investments that may be less liquid than other investments. Also, the risk that a Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the security at all. An inability to sell a portfolio position can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities.

Interest Rate Risk. Debt obligations with longer maturities typically offer higher yields, but are subject to greater price shifts as a result of interest rate changes than debt obligations with shorter maturities. The prices of debt obligations generally move in the opposite direction to that of market interest rates.

Market Risk for Debt Obligations. Debt obligations are also subject to market risk, which is the possibility that the market value of an investment may move up or down and that its movement may occur quickly or unpredictably. Market risk may affect an industry, a sector or the entire market.

Credit Risk. The debt obligations in which the Fund invests are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due. The Fund may invest in below-investment-grade securities—also known as "junk bonds"—which have a higher risk of default and tend to be less liquid than higher-rated securities. The Fund may also invest in debt obligations of foreign issuers. Investing in foreign securities presents additional risks.

Prepayment Risk. The Fund may invest in mortgage-related securities and asset-backed securities, which are subject to prepayment risk. If these securities are prepaid, the Fund may have to replace them with lower-yielding securities. Stripped mortgage-backed securities are generally more sensitive to changes in prepayment and interest rates than other mortgage-related securities.

Portfolio Turnover Risk. The length of time the Fund has held a particular security is not generally a consideration in investment decisions. Under certain market conditions, the Fund's turnover rate may be higher than that of other mutual funds. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. These transactions may result in realization of taxable capital gains. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund's investment performance.

For more information on the risks of investing in this Fund, please see How the Fund Invests—Investment Risks in the Prospectus and Investment Risks and Considerations in the SAI.

Risk Lose Money [Text]	rr_RiskLoseMoney	and is subject to investment risks, including possible loss of your original investment.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Please remember that an investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency;
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund's Past Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart shows the Fund's performance for the indicated share class for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The bar chart and Average Annual Total Returns table demonstrate the risk of investing in the Fund by showing how returns can change from year to year and by showing how the Fund's average annual total returns for the share class compare with a broad-based securities market index and a group of similar mutual funds.

Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Updated Fund performance information is available online at www.prudentialfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and Average Annual Total Returns table demonstrate the risk of investing in the Fund by showing how returns can change from year to year and by showing how the Fund's average annual total returns for the share class compare with a broad-based securities market index and a group of similar mutual funds.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.prudentialfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns % (Class A Shares)[1]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:		Worst Quarter:
12.96%	2nd Quarter 2003	-13.86%	4th Quarter 2008

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns % (as of 12-31-10)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares. After-tax returns for other classes will vary due to differing sales charges and expenses.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
° After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares. After-tax returns for other classes will vary due to differing sales charges and expenses.

TARGET MODERATE ALLOCATION FUND | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	15.08%
Five Years	rr_AverageAnnualReturnYear05	2.29%
Ten Years	rr_AverageAnnualReturnYear10	1.42%
Since Inception	rr_AverageAnnualReturnSinceInception
TARGET MODERATE ALLOCATION FUND | Customized Blend Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	12.61%
Five Years	rr_AverageAnnualReturnYear05	4.22%
Ten Years	rr_AverageAnnualReturnYear10	4.02%
Since Inception	rr_AverageAnnualReturnSinceInception
TARGET MODERATE ALLOCATION FUND | Lipper Average (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	12.78%
Five Years	rr_AverageAnnualReturnYear05	3.32%
Ten Years	rr_AverageAnnualReturnYear10	3.13%
Since Inception	rr_AverageAnnualReturnSinceInception

[1]	These annual total returns do not include sales charges. The return for Class A shares from 1/1/11���6/30/11 was 4.28%.

TARGET GROWTH ALLOCATION FUND
SUMMARY: GROWTH ALLOCATION FUND
INVESTMENT OBJECTIVE
The investment objective of the Fund is to seek to provide long-term capital appreciation.
FUND FEES AND EXPENSES

The tables below describe the sales charges, fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and an eligible group of investors purchase, or agree to purchase in the future,  $25,000 or more in shares of the Fund or other funds in the Prudential Investments family of funds. More information about these discounts is available from your financial professional and is explained in Reducing or Waiving Class A's Initial Sales Charge on page 52 of the Fund's Prospectus and in the Fund's Statement of Additional Information (SAI), in Rights of Accumulation on page 68.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - TARGET GROWTH ALLOCATION FUND (USD $)	Class A	Class B	Class C	Class M	Class R	Class X	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.50%	none	none	none	none	none	none
Maximum deferred sales charge (load)	1.00%	5.00%	1.00%	6.00%	none	6.00%	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	none	none	none	none	none	none	none
Redemption fee	none	none	none	none	none	none	none
Exchange fee	none	none	none	none	none	none	none
Maximum account fee (accounts under $2,500)	15	15	15	15	none	15	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - TARGET GROWTH ALLOCATION FUND	Class A	Class B	Class C	Class M	Class R	Class X	Class Z
Management fees	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
+ Distribution and service (12b-1) fees	0.30%	1.00%	1.00%	1.00%	0.75%	1.00%	none
+ Other expenses	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%
= Total annual Fund operating expenses	1.56%	2.26%	2.26%	2.26%	2.01%	2.26%	1.26%
- Fee waiver or expense reimbursement	(0.05%)	none	none	none	(0.25%)	none	none
= Net annual Fund operating expenses	1.51%	2.26%	2.26%	2.26%	1.76%	2.26%	1.26%

Example.
The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest  $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

If Shares Are Redeemed
Expense Example - TARGET GROWTH ALLOCATION FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	695	1,011	1,349	2,300
Class B	729	1,006	1,310	2,337
Class C	329	706	1,210	2,595
Class M	829	1,106	1,410	2,419
Class R	179	606	1,060	2,318
Class X	829	1,106	1,510	2,595
Class Z	128	400	692	1,523

If Shares Are Not Redeemed
Expense Example, No Redemption - TARGET GROWTH ALLOCATION FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	695	1,011	1,349	2,300
Class B	229	706	1,210	2,337
Class C	229	706	1,210	2,595
Class M	229	706	1,210	2,419
Class R	179	606	1,060	2,318
Class X	229	706	1,210	2,595
Class Z	128	400	692	1,523

° The distributor of the Fund has contractually agreed through November 30, 2012 to reduce its distribution and service (12b-1) fees for Class A shares to an annual rate of .25% of the average daily net assets of Class A shares and its distribution and service (12b-1) fees for Class R shares to an annual rate of .50% of the average daily net assets of Class R shares. These waivers may not be terminated prior to November 30, 2012. The decision on whether to renew, modify or terminate the waivers is subject to review by the distributor and the Fund's Board of Trustees.

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 73% of the average value of its portfolio.

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.

The Fund is one of three funds which, together, comprise the Target Asset Allocation Funds. The Funds are designed for investors who want investment professionals to make their asset allocation decisions in light of their personal investment goals and risk tolerance. Each Fund pursues its investment objective by investing in a mix of equity and fixed-income securities appropriate for a particular type of investor. Each Fund may serve as the cornerstone of a larger investment portfolio.

The risk/return balance of each Fund depends upon the proportion of assets it allocates to different types of investments. Higher risk does not always result in higher returns. The Manager (Prudential Investments LLC) has developed an asset allocation strategy for each Fund designed to provide a mix of investment types and styles that is appropriate for investors with conservative, moderate and aggressive investment orientations.

Each Fund has a distinct investment objective and is situated differently along the risk/return spectrum, as illustrated in the following table:

[graphic]

The Target Growth Allocation Fund may be appropriate for investors seeking long-term capital growth. In addition, investors who already have a diversified portfolio may find this allocation suitable as an additional growth component (e.g., investors in their 20s, 30s or 40s who are saving for retirement and who plan to retire in their early to mid 60s).

Principal Risks of Investing in the Fund.

All investments have risks to some degree. Please remember that an investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.

Recent Market Events. The equity and debt capital markets in the United States and internationally have experienced unprecedented volatility. This financial crisis has caused a significant decline in the value and liquidity of many securities. This environment could make identifying investment risks and opportunities especially difficult for the subadvisers. These market conditions may continue or get worse. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the United States calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be known for some time.

Risk of Increase in Expenses. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

Market Risk for Common Stocks. Since the Fund invests in common stocks, there is the risk that the price of a particular stock owned by the Fund could go down. Generally, the stock price of large companies is more stable than the stock price of smaller companies, but this is not always the case. In addition to an individual stock losing value, the value of a market sector or of the equity market as a whole could go down. In addition, different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Small- and Medium-Size Company Risk. The Fund invests in stocks of small-size ("small-cap") companies. In addition, each of the subadvisers that invests in stocks may from time to time invest in stocks of medium-size ("mid-cap") companies. Mid-cap companies are similar to those found in the Russell MidCap Index, a market capitalization weighted index of common stocks designed to track the performance of mid-cap companies. Small- and mid-cap companies usually offer a smaller range of products and services than larger companies. They may also have limited financial resources and may lack management depth. As a result, the prices of stocks issued by small- and mid-cap companies tend to fluctuate more than the stocks of larger, more established companies.

Style Risk. Since some of the Fund segments focus on either a growth or value style, there is the risk that a particular style may be out of favor for a period of time.

Political Developments. Political developments may adversely affect the value of the Fund's foreign securities.

Foreign Market Risk. Investing in foreign securities involves more risk than investing in securities of U.S. issuers. Foreign markets—especially emerging markets—tend to be more volatile than U.S. markets and are generally not subject to regulatory requirements comparable to those in the U.S.

Currency Risk. Changes in currency exchange rates may affect the value of foreign securities held by the Fund and the amount of income available for distribution. If a foreign currency grows weaker relative to the U.S. dollar, the value of securities denominated in that foreign currency generally decreases in terms of U.S. dollars. If the Fund does not correctly anticipate changes in exchange rates, certain hedging activities may also cause the Fund to lose money and reduce the amount of income available for distribution.

Derivatives Risk. The Fund may use derivatives including swaps, options and futures as a principal investment strategy to improve its returns or to protect its assets. When used for hedging purposes, derivatives may not fully offset or match the Fund's underlying positions and this could result in losses to the Fund that would not otherwise have occurred.

Leverage Risk. The Fund may borrow from banks or through reverse repurchase agreements and dollar rolls to take advantage of investment opportunities. This is known as using "leverage." If the Fund borrows money to purchase securities and those securities decline in value, then the value of the Fund's shares will decline faster than if the Fund were not leveraged.

Management Risk. Actively managed mutual funds are subject to management risk. The subadvisers will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these techniques will produce the desired results. Additionally, the securities selected by the subadvisers may underperform the markets in general, the Fund's benchmark and other mutual funds with similar investment objectives.

Liquidity Risk. The risk that the Fund may invest to a greater degree in securities that trade in lower volumes and may make investments that may be less liquid than other investments. Also, the risk that the Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the security at all. An inability to sell a portfolio position can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities.

For more information on the risks of investing in this Fund, please see How the Fund Invests—Investment Risks in the Prospectus and Investment Risks and Considerations in the SAI.

The Fund's Past Performance.

The following bar chart shows the Fund's performance for the indicated share class for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The bar chart and Average Annual Total Returns table demonstrate the risk of investing in the Fund by showing how returns can change from year to year and by showing how the Fund's average annual total returns for the share class compare with a broad-based securities market index and a group of similar mutual funds.
Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Updated Fund performance information is available online at www.prudentialfunds.com.

Annual Total Returns % (Class A Shares)[1]

[1]	These annual total returns do not include sales charges. The return for Class A shares from 1/1/11���6/30/11 was 4.92%.

Best Quarter:		Worst Quarter:
17.94%	2nd Quarter 2003	-22.16%	4th Quarter 2008

Average Annual Total Returns % (as of 12-31-10)
Average Annual Total Returns - TARGET GROWTH ALLOCATION FUND	One Year	Five Years	Ten Years	Since Inception	Inception Date
Class B	7.92%	0.02%	1.57%
Class C	12.03%	0.21%	1.58%
Class M	7.01%	(0.13%)		2.93%	Oct 4, 2004
Class R	13.63%	0.70%		3.55%	Oct 4, 2004
Class X	7.88%	(0.04%)		3.02%	Oct 4, 2004
Class Z	14.12%	1.19%	2.60%
Class A	7.59%	(0.21%)	1.76%
Class A Return After Taxes on Distributions	7.59%	(0.76%)	1.35%
Class A Return After Taxes on Distribution and Sale of Fund Shares	4.93%	(0.18%)	1.50%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.08%	2.29%	1.42%
Customized Blend Index (reflects no deduction for fees, expenses or taxes)	15.13%	2.75%	2.48%
Lipper Average (reflects no deduction for fees, expenses or taxes)	12.94%	1.93%	1.34%

° After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares. After-tax returns for other classes will vary due to differing sales charges and expenses.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TARGET ASSET ALLOCATION FUNDS
Prospectus Date	rr_ProspectusDate	Sep 30, 2011
TARGET GROWTH ALLOCATION FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $2,500)	rr_MaximumAccountFee	15
Management fees	rr_ManagementFeesOverAssets	0.75%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
+ Other expenses	rr_OtherExpensesOverAssets	0.51%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	1.56%
- Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	1.51%
1 Year	rr_ExpenseExampleYear01	695
3 Years	rr_ExpenseExampleYear03	1,011
5 Years	rr_ExpenseExampleYear05	1,349
10 Years	rr_ExpenseExampleYear10	2,300
1 Year	rr_ExpenseExampleNoRedemptionYear01	695
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,011
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,349
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,300
Annual Return 2001	rr_AnnualReturn2001	(9.74%)	[1]
Annual Return 2002	rr_AnnualReturn2002	(20.67%)	[1]
Annual Return 2003	rr_AnnualReturn2003	34.42%	[1]
Annual Return 2004	rr_AnnualReturn2004	13.98%	[1]
Annual Return 2005	rr_AnnualReturn2005	9.68%	[1]
Annual Return 2006	rr_AnnualReturn2006	16.04%	[1]
Annual Return 2007	rr_AnnualReturn2007	6.22%	[1]
Annual Return 2008	rr_AnnualReturn2008	(40.21%)	[1]
Annual Return 2009	rr_AnnualReturn2009	24.82%	[1]
Annual Return 2010	rr_AnnualReturn2010	13.85%	[1]
Year to Date Return, Label	rr_YearToDateReturnLabel	The return for Class A shares from 1/1/11-6/30/11
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.92%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.94%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.16%)
One Year	rr_AverageAnnualReturnYear01	7.59%
Five Years	rr_AverageAnnualReturnYear05	(0.21%)
Ten Years	rr_AverageAnnualReturnYear10	1.76%
Since Inception	rr_AverageAnnualReturnSinceInception
TARGET GROWTH ALLOCATION FUND | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.59%
Five Years	rr_AverageAnnualReturnYear05	(0.76%)
Ten Years	rr_AverageAnnualReturnYear10	1.35%
Since Inception	rr_AverageAnnualReturnSinceInception
TARGET GROWTH ALLOCATION FUND | Class A | Return After Taxes on Distribution and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.93%
Five Years	rr_AverageAnnualReturnYear05	(0.18%)
Ten Years	rr_AverageAnnualReturnYear10	1.50%
Since Inception	rr_AverageAnnualReturnSinceInception
TARGET GROWTH ALLOCATION FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $2,500)	rr_MaximumAccountFee	15
Management fees	rr_ManagementFeesOverAssets	0.75%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
+ Other expenses	rr_OtherExpensesOverAssets	0.51%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	2.26%
- Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	2.26%
1 Year	rr_ExpenseExampleYear01	729
3 Years	rr_ExpenseExampleYear03	1,006
5 Years	rr_ExpenseExampleYear05	1,310
10 Years	rr_ExpenseExampleYear10	2,337
1 Year	rr_ExpenseExampleNoRedemptionYear01	229
3 Years	rr_ExpenseExampleNoRedemptionYear03	706
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,210
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,337
One Year	rr_AverageAnnualReturnYear01	7.92%
Five Years	rr_AverageAnnualReturnYear05	0.02%
Ten Years	rr_AverageAnnualReturnYear10	1.57%
Since Inception	rr_AverageAnnualReturnSinceInception
TARGET GROWTH ALLOCATION FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $2,500)	rr_MaximumAccountFee	15
Management fees	rr_ManagementFeesOverAssets	0.75%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
+ Other expenses	rr_OtherExpensesOverAssets	0.51%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	2.26%
- Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	2.26%
1 Year	rr_ExpenseExampleYear01	329
3 Years	rr_ExpenseExampleYear03	706
5 Years	rr_ExpenseExampleYear05	1,210
10 Years	rr_ExpenseExampleYear10	2,595
1 Year	rr_ExpenseExampleNoRedemptionYear01	229
3 Years	rr_ExpenseExampleNoRedemptionYear03	706
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,210
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,595
One Year	rr_AverageAnnualReturnYear01	12.03%
Five Years	rr_AverageAnnualReturnYear05	0.21%
Ten Years	rr_AverageAnnualReturnYear10	1.58%
Since Inception	rr_AverageAnnualReturnSinceInception
TARGET GROWTH ALLOCATION FUND | Class M
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	6.00%
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $2,500)	rr_MaximumAccountFee	15
Management fees	rr_ManagementFeesOverAssets	0.75%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
+ Other expenses	rr_OtherExpensesOverAssets	0.51%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	2.26%
- Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	2.26%
1 Year	rr_ExpenseExampleYear01	829
3 Years	rr_ExpenseExampleYear03	1,106
5 Years	rr_ExpenseExampleYear05	1,410
10 Years	rr_ExpenseExampleYear10	2,419
1 Year	rr_ExpenseExampleNoRedemptionYear01	229
3 Years	rr_ExpenseExampleNoRedemptionYear03	706
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,210
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,419
One Year	rr_AverageAnnualReturnYear01	7.01%
Five Years	rr_AverageAnnualReturnYear05	(0.13%)
Ten Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	2.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 4, 2004
TARGET GROWTH ALLOCATION FUND | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $2,500)	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.75%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
+ Other expenses	rr_OtherExpensesOverAssets	0.51%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	2.01%
- Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	1.76%
1 Year	rr_ExpenseExampleYear01	179
3 Years	rr_ExpenseExampleYear03	606
5 Years	rr_ExpenseExampleYear05	1,060
10 Years	rr_ExpenseExampleYear10	2,318
1 Year	rr_ExpenseExampleNoRedemptionYear01	179
3 Years	rr_ExpenseExampleNoRedemptionYear03	606
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,060
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,318
One Year	rr_AverageAnnualReturnYear01	13.63%
Five Years	rr_AverageAnnualReturnYear05	0.70%
Ten Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	3.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 4, 2004
TARGET GROWTH ALLOCATION FUND | Class X
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	6.00%
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $2,500)	rr_MaximumAccountFee	15
Management fees	rr_ManagementFeesOverAssets	0.75%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
+ Other expenses	rr_OtherExpensesOverAssets	0.51%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	2.26%
- Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	2.26%
1 Year	rr_ExpenseExampleYear01	829
3 Years	rr_ExpenseExampleYear03	1,106
5 Years	rr_ExpenseExampleYear05	1,510
10 Years	rr_ExpenseExampleYear10	2,595
1 Year	rr_ExpenseExampleNoRedemptionYear01	229
3 Years	rr_ExpenseExampleNoRedemptionYear03	706
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,210
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,595
One Year	rr_AverageAnnualReturnYear01	7.88%
Five Years	rr_AverageAnnualReturnYear05	(0.04%)
Ten Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	3.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 4, 2004
TARGET GROWTH ALLOCATION FUND | Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $2,500)	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.75%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
+ Other expenses	rr_OtherExpensesOverAssets	0.51%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	1.26%
- Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	1.26%
1 Year	rr_ExpenseExampleYear01	128
3 Years	rr_ExpenseExampleYear03	400
5 Years	rr_ExpenseExampleYear05	692
10 Years	rr_ExpenseExampleYear10	1,523
1 Year	rr_ExpenseExampleNoRedemptionYear01	128
3 Years	rr_ExpenseExampleNoRedemptionYear03	400
5 Years	rr_ExpenseExampleNoRedemptionYear05	692
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,523
One Year	rr_AverageAnnualReturnYear01	14.12%
Five Years	rr_AverageAnnualReturnYear05	1.19%
Ten Years	rr_AverageAnnualReturnYear10	2.60%
Since Inception	rr_AverageAnnualReturnSinceInception
TARGET GROWTH ALLOCATION FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY: GROWTH ALLOCATION FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is to seek to provide long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The tables below describe the sales charges, fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and an eligible group of investors purchase, or agree to purchase in the future,  $25,000 or more in shares of the Fund or other funds in the Prudential Investments family of funds. More information about these discounts is available from your financial professional and is explained in Reducing or Waiving Class A's Initial Sales Charge on page 52 of the Fund's Prospectus and in the Fund's Statement of Additional Information (SAI), in Rights of Accumulation on page 68.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 73% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	73.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and an eligible group of investors purchase, or agree to purchase in the future, $25,000 or more in shares of the Fund or other funds in the Prudential Investments family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest  $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares Are Redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares Are Not Redeemed
Expense Example Footnotes [Text Block]	rr_ExpenseExampleFootnotesTextBlock
° The distributor of the Fund has contractually agreed through November 30, 2012 to reduce its distribution and service (12b-1) fees for Class A shares to an annual rate of .25% of the average daily net assets of Class A shares and its distribution and service (12b-1) fees for Class R shares to an annual rate of .50% of the average daily net assets of Class R shares. These waivers may not be terminated prior to November 30, 2012. The decision on whether to renew, modify or terminate the waivers is subject to review by the distributor and the Fund's Board of Trustees.

Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is one of three funds which, together, comprise the Target Asset Allocation Funds. The Funds are designed for investors who want investment professionals to make their asset allocation decisions in light of their personal investment goals and risk tolerance. Each Fund pursues its investment objective by investing in a mix of equity and fixed-income securities appropriate for a particular type of investor. Each Fund may serve as the cornerstone of a larger investment portfolio.

The risk/return balance of each Fund depends upon the proportion of assets it allocates to different types of investments. Higher risk does not always result in higher returns. The Manager (Prudential Investments LLC) has developed an asset allocation strategy for each Fund designed to provide a mix of investment types and styles that is appropriate for investors with conservative, moderate and aggressive investment orientations.

Each Fund has a distinct investment objective and is situated differently along the risk/return spectrum, as illustrated in the following table:

[graphic]

The Target Growth Allocation Fund may be appropriate for investors seeking long-term capital growth. In addition, investors who already have a diversified portfolio may find this allocation suitable as an additional growth component (e.g., investors in their 20s, 30s or 40s who are saving for retirement and who plan to retire in their early to mid 60s).

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments have risks to some degree. Please remember that an investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.

Recent Market Events. The equity and debt capital markets in the United States and internationally have experienced unprecedented volatility. This financial crisis has caused a significant decline in the value and liquidity of many securities. This environment could make identifying investment risks and opportunities especially difficult for the subadvisers. These market conditions may continue or get worse. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the United States calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be known for some time.

Risk of Increase in Expenses. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

Market Risk for Common Stocks. Since the Fund invests in common stocks, there is the risk that the price of a particular stock owned by the Fund could go down. Generally, the stock price of large companies is more stable than the stock price of smaller companies, but this is not always the case. In addition to an individual stock losing value, the value of a market sector or of the equity market as a whole could go down. In addition, different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Small- and Medium-Size Company Risk. The Fund invests in stocks of small-size ("small-cap") companies. In addition, each of the subadvisers that invests in stocks may from time to time invest in stocks of medium-size ("mid-cap") companies. Mid-cap companies are similar to those found in the Russell MidCap Index, a market capitalization weighted index of common stocks designed to track the performance of mid-cap companies. Small- and mid-cap companies usually offer a smaller range of products and services than larger companies. They may also have limited financial resources and may lack management depth. As a result, the prices of stocks issued by small- and mid-cap companies tend to fluctuate more than the stocks of larger, more established companies.

Style Risk. Since some of the Fund segments focus on either a growth or value style, there is the risk that a particular style may be out of favor for a period of time.

Political Developments. Political developments may adversely affect the value of the Fund's foreign securities.

Foreign Market Risk. Investing in foreign securities involves more risk than investing in securities of U.S. issuers. Foreign markets—especially emerging markets—tend to be more volatile than U.S. markets and are generally not subject to regulatory requirements comparable to those in the U.S.

Currency Risk. Changes in currency exchange rates may affect the value of foreign securities held by the Fund and the amount of income available for distribution. If a foreign currency grows weaker relative to the U.S. dollar, the value of securities denominated in that foreign currency generally decreases in terms of U.S. dollars. If the Fund does not correctly anticipate changes in exchange rates, certain hedging activities may also cause the Fund to lose money and reduce the amount of income available for distribution.

Derivatives Risk. The Fund may use derivatives including swaps, options and futures as a principal investment strategy to improve its returns or to protect its assets. When used for hedging purposes, derivatives may not fully offset or match the Fund's underlying positions and this could result in losses to the Fund that would not otherwise have occurred.

Leverage Risk. The Fund may borrow from banks or through reverse repurchase agreements and dollar rolls to take advantage of investment opportunities. This is known as using "leverage." If the Fund borrows money to purchase securities and those securities decline in value, then the value of the Fund's shares will decline faster than if the Fund were not leveraged.

Management Risk. Actively managed mutual funds are subject to management risk. The subadvisers will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these techniques will produce the desired results. Additionally, the securities selected by the subadvisers may underperform the markets in general, the Fund's benchmark and other mutual funds with similar investment objectives.

Liquidity Risk. The risk that the Fund may invest to a greater degree in securities that trade in lower volumes and may make investments that may be less liquid than other investments. Also, the risk that the Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the security at all. An inability to sell a portfolio position can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities.

For more information on the risks of investing in this Fund, please see How the Fund Invests—Investment Risks in the Prospectus and Investment Risks and Considerations in the SAI.

Risk Lose Money [Text]	rr_RiskLoseMoney	and is subject to investment risks, including possible loss of your original investment.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Please remember that an investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency;
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund's Past Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart shows the Fund's performance for the indicated share class for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The bar chart and Average Annual Total Returns table demonstrate the risk of investing in the Fund by showing how returns can change from year to year and by showing how the Fund's average annual total returns for the share class compare with a broad-based securities market index and a group of similar mutual funds.
Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Updated Fund performance information is available online at www.prudentialfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and Average Annual Total Returns table demonstrate the risk of investing in the Fund by showing how returns can change from year to year and by showing how the Fund's average annual total returns for the share class compare with a broad-based securities market index and a group of similar mutual funds.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.prudentialfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns % (Class A Shares)[1]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:		Worst Quarter:
17.94%	2nd Quarter 2003	-22.16%	4th Quarter 2008

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns % (as of 12-31-10)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares. After-tax returns for other classes will vary due to differing sales charges and expenses.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
° After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares. After-tax returns for other classes will vary due to differing sales charges and expenses.

TARGET GROWTH ALLOCATION FUND | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	15.08%
Five Years	rr_AverageAnnualReturnYear05	2.29%
Ten Years	rr_AverageAnnualReturnYear10	1.42%
Since Inception	rr_AverageAnnualReturnSinceInception
TARGET GROWTH ALLOCATION FUND | Customized Blend Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	15.13%
Five Years	rr_AverageAnnualReturnYear05	2.75%
Ten Years	rr_AverageAnnualReturnYear10	2.48%
Since Inception	rr_AverageAnnualReturnSinceInception
TARGET GROWTH ALLOCATION FUND | Lipper Average (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	12.94%
Five Years	rr_AverageAnnualReturnYear05	1.93%
Ten Years	rr_AverageAnnualReturnYear10	1.34%
Since Inception	rr_AverageAnnualReturnSinceInception

[1]	These annual total returns do not include sales charges. The return for Class A shares from 1/1/11���6/30/11 was 4.92%.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Sep 30, 2011